Related Party Disclosures (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Summary of Key Management Including Board Of Directors And Executive Management Compensation
Key management, including the Board of Directors and the Executive Management compensation were:

in CHF thousands	For the Years Ended December 31,
	2022	2021	2020
Salaries and other short-term employee benefits	3,506	3,071	2,557
Payroll expenses related to restricted stock	—	951	170
Pension	227	264	293
Share-based compensation	535	251	259

Total	4,268	4,537	3,279